Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Future minimum payments under non-cancellable operating leases
2017	¥ 41,848
2018	28,335
2019	1,876
2020 and after	444
Total	¥ 72,503